Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents

NOTE 12—CASH AND CASH EQUIVALENTS

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Cash in bank and on hand	269	347

Total Cash and cash equivalents	269	347

At December 31, 2017, cash in bank and on hand includes a total of €12 million held by subsidiaries that operate in countries where capital control restrictions prevent the balances from being immediately available for general use by the other entities within the Group (€7 million at December 31, 2016).